Segment Information (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment information
Net Sales	$ 858,682	$ 868,418	$ 822,717	$ 765,843	$ 777,495	$ 776,636	$ 784,911	$ 738,215	$ 3,315,660	$ 3,077,257	$ 2,789,345
Operating Income (Loss)	76,826	$ 58,182	$ 39,632	$ 18,561	35,983	$ 53,662	$ 42,167	$ 33,254	193,201	165,066	186,964
Depreciation and Amortization									186,801	182,213	162,179
Capital Expenditures									138,358	126,865	126,756
Total Assets	3,323,985				3,255,875				3,323,985	3,255,875
Income from equity method investments excluded from income									1,752	548
Operating Segment
Segment information
Net Sales									3,315,660	3,077,257	2,789,345
Operating Income (Loss)									193,201	165,066	186,964
Depreciation and Amortization									186,801	182,213	162,179
Capital Expenditures									138,358	126,865	126,756
Total Assets	3,323,985				3,255,875				3,323,985	3,255,875	3,222,110
Intersegment
Segment information
Net Sales									(86,509)	(72,089)	(22,280)
Paper and Packaging
Segment information
Net Sales									2,335,114	2,127,220	2,206,396
Income from equity method investments excluded from income									1,800	500
Paper and Packaging | Operating Segment
Segment information
Net Sales									2,421,623	2,199,309	2,228,676
Operating Income (Loss)									221,464	175,577	211,809
Depreciation and Amortization									155,605	151,506	145,363
Capital Expenditures									129,360	116,022	108,599
Total Assets	2,620,391				2,541,634				2,620,391	2,541,634	2,489,683
Paper and Packaging | Intersegment
Segment information
Net Sales									86,509	72,089	22,280
Distribution
Segment information
Net Sales									980,546	950,037	582,949
Distribution | Operating Segment
Segment information
Net Sales									980,546	950,037	582,949
Operating Income (Loss)									30,204	29,296	20,719
Depreciation and Amortization									23,667	23,027	13,108
Capital Expenditures									2,258	4,349	3,190
Total Assets	652,544				658,208				652,544	658,208	675,204
Corporate | Operating Segment
Segment information
Operating Income (Loss)									(58,467)	(39,807)	(45,564)
Depreciation and Amortization									7,529	7,680	3,708
Capital Expenditures									6,740	6,494	14,967
Total Assets	$ 51,050				$ 56,033				$ 51,050	56,033	57,223
Victory | Minimum
Segment information
Number of distribution centers | item									60
Containerboard / Corrugated Products | Paper and Packaging
Segment information
Net Sales									$ 1,528,427	1,348,250	1,399,522
Containerboard / Corrugated Products | Paper and Packaging | Operating Segment
Segment information
Net Sales									1,614,936	1,420,339	1,421,802
Containerboard / Corrugated Products | Paper and Packaging | Intersegment
Segment information
Net Sales									86,509	72,089	22,280
Specialty paper | Paper and Packaging
Segment information
Net Sales									718,532	692,043	720,588
Specialty paper | Paper and Packaging | Operating Segment
Segment information
Net Sales									718,532	692,043	720,588
Other Products | Paper and Packaging
Segment information
Net Sales									88,155	86,927	86,286
Other Products | Paper and Packaging | Operating Segment
Segment information
Net Sales									88,155	86,927	86,286
US based customers
Segment information
Net Sales									2,849,995	2,540,592	2,300,806
Foreign based customers
Segment information
Net Sales									$ 465,665	$ 536,665	$ 488,539